Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule Of Future Minimum Lease Payments That Had Initial Or Remaining Noncancelable Lease Terms
The following table is a schedule of future minimum lease payments for office space and certain equipment leased by the Partnership, that had initial or remaining noncancelable lease terms in excess of one year as of December 31, 2012:

For the year ending December 31,	Operating
2013	$6
2014	3
2015	3
2016	2
2017	2
Thereafter	34
Total minimum lease payments	$50